Related Party Transactions (Schedule of Key Management Personnel Compensation) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Management fees	$ 1,750,691	$ 1,609,555
Consulting fees	555,765	1,563,836
Professional fees	997,809	701,681
Exploration and evaluation assets expenditures	60,522,739	19,230,162
Wages and salaries	390,694	498,804
Key Management Personnel [Memeber]
Disclosure of transactions between related parties [line items]
Management fees	1,750,691	1,609,555
Consulting fees		30,570
Professional fees	187,000
Exploration and evaluation assets expenditures	353,520	521,957
Wages and salaries	43,633	92,110
Share-based compensation	2,228,191	755,153
Total of key management personnel compensation	$ 4,563,035	$ 3,009,345